Variable Interest Entities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets, Total	$ 6,492	$ 6,332
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities, Total	7,065	6,844
Current Assets [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets, Total	4,573	4,732
Noncurrent Assets [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Assets, Total	1,919	1,600
Current Liabilities [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities, Total	4,916	4,946
Noncurrent Liabilities [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Consolidated, Carrying Amount, Liabilities, Total	$ 2,149	$ 1,898
International Aero Engines AG [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	Pratt & Whitney holds a 61% program share interest in the International Aero Engines AG (IAE) collaboration with MTU Aero Engines AG (MTU) and Japanese Aero Engines Corporation (JAEC) and a 49.5% ownership interest in IAE. IAE's business purpose is to coordinate the design, development, manufacturing and product support of the V2500 engine program through involvement with the collaborators.
Noncurrent assets	49.50%
International Aero Engines LLC [Member]
Variable Interest Entity [Line Items]
Variable Interest Entity, Methodology	Additionally, Pratt & Whitney, JAEC and MTU are participants in International Aero Engines, LLC (IAE LLC), whose business purpose is to coordinate the design, development, manufacturing and product support for the PW1100G-JM engine for the Airbus A320neo aircraft and the PW1400G-JM engine for the Irkut MC21 aircraft. Pratt & Whitney holds a 59% program share interest and a 59% ownership interest in IAE LLC. IAE and IAE LLC retain limited equity with the primary economics of the programs passed to the participants.
Noncurrent assets	59.00%